Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000055530
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000164865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000164864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000030372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000030367
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CVT S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
C000053062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000030368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000125701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000125702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000125703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Without Sales Load [Member] | C000055530
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%	8.31%	7.63%
Without Sales Load [Member] | C000030373
Average Annual Return [Line Items]
Average Annual Return, Percent	30.90%	8.53%	7.86%
Without Sales Load [Member] | C000164865
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%	(0.68%)	1.62%
Without Sales Load [Member] | C000030374
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%	(0.44%)	1.87%
Without Sales Load [Member] | C000164864
Average Annual Return [Line Items]
Average Annual Return, Percent	20.10%	14.45%	18.79%
Without Sales Load [Member] | C000030370
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%	14.73%	19.09%
Without Sales Load [Member] | C000030372
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	5.62%	9.08%
Without Sales Load [Member] | C000030371
Average Annual Return [Line Items]
Average Annual Return, Percent	12.45%	5.83%	9.32%
Without Sales Load [Member] | C000030367
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%	14.09%	14.47%
Without Sales Load [Member] | C000053062
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	8.55%	10.13%
Without Sales Load [Member] | C000030368
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	8.77%	10.37%
Without Sales Load [Member] | C000125701
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%	6.67%	6.74%
Without Sales Load [Member] | C000125702
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	5.71%	6.37%
Without Sales Load [Member] | C000125703
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	4.02%	5.39%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: NASDAQ-100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%	15.29%	19.68%
EATON VANCE Index: NASDAQ-100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%	15.29%	19.68%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.61%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.61%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%	9.11%	10.71%
EATON VANCE Index: S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%	9.11%	10.71%
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModAgg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive
Average Annual Return, Percent	12.57%	7.87%	8.11%
EATON VANCE Index: Growth Portfolio Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Portfolio Blended Benchmark
Average Annual Return, Percent	16.40%	9.35%	10.36%
EATON VANCE Index: S&P Glbl LgMidCapMgRisk-ModCon
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative
Average Annual Return, Percent	11.34%	5.93%	6.71%
EATON VANCE Index: Moderate Growth Portfolio Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	14.67%	7.53%	8.82%
EATON VANCE Index: S&P Glbl LrgMidCap MgdRisk-Con
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Conservative
Average Annual Return, Percent	10.52%	4.87%	5.94%
EATON VANCE Index: Moderate Portfolio Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	12.93%	5.71%	7.26%